JNL/S&P COMPETITIVE ADVANTAGE FUND
JNL/S&P Competitive Advantage Fund Class A and B
Investment Objective.
The investment objective of the Fund is capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees JNL/S&P COMPETITIVE ADVANTAGE FUND (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/S&P COMPETITIVE ADVANTAGE FUND		Class A	Class B
Management Fee		0.36%	0.36%
Distribution and/or Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses		0.66%	0.46%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/S&P COMPETITIVE ADVANTAGE FUND (USD $)	1 year	3 years	5 years	10 years
Class A	67	211	368	822
Class B	47	148	258	579

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2014 – 12/31/2014	54%

Period	Class B
1/1/2014 – 12/31/2014	54%

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500®  Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. Standard & Poor’s Investment Advisory Services Inc. (“SPIAS”) excludes stocks it views as lower quality using the S&P Capital IQ® Quality Ranks.

The 30 companies are selected on the annual stock selection date which is on or about the first business day of December of each year. The Sub-Advisers generally use a buy and hold strategy, executing trades only around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.
  Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk –The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Regulatory investment limits risk – The U.S. "Federal Securities Laws" may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the investment manager.  As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the investment manager  and its affiliates, the investment manager and the Funds may be prohibited or limited in effecting transactions in certain securities.  The investment manager  and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These regulatory investment limits may increase the Funds' expenses and may limit the Funds' performance.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund .  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 9/30/2009): 16.71%; Worst Quarter (ended 12/31/2008): -21.40%
Class B

Best Quarter (ended 9/30/2009): 16.89%; Worst Quarter (ended 12/31/ 20 08): -21.70%
Average Annual Total Returns as of December 31, 2014
Average Annual Total Returns JNL/S&P COMPETITIVE ADVANTAGE FUND	1 year	5 year	Life of Fund/Life of Class	Inception Date
Class A	10.06%	17.96%	12.55%	Dec. 03, 2007
Class A 20% S&P 500 Index, 20% S&P 400 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.17%	Dec. 03, 2007
Class B	10.30%	18.20%	12.73%	Dec. 03, 2007
Class B 20% S&P 500 Index, 20% S&P 400 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.17%	Dec. 03, 2007